Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2023
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December		At December		At December		At December		At December		At December
	31, 2023		31, 2022		31, 2023		31, 2022		31, 2023		31, 2022
Leasehold improvements to flight equipment	US$	579,349	US$	421,130	US$	(331,124)	US$	(215,238)	US$	248,225	US$	205,892
Pre-delivery payments (1)		389,380		185,455		—		—		389,380		185,455
Flight equipment		202,355		110,959		(67,316)		(58,792)		135,039		52,167
Construction and improvements in process		27,135		31,900		—		—		27,135		31,900
Constructions and improvements		8,802		7,564		(7,310)		(6,818)		1,492		746
Office furniture and equipment		3,487		2,997		(2,156)		(1,903)		1,331		1,094
Workshop machinery and equipment		1,658		1,131		(622)		(489)		1,036		642
Computer equipment		1,193		1,409		(1,108)		(1,297)		85		112
Communications equipment		698		582		(443)		(397)		255		185
Workshop tools		660		429		(478)		(420)		182		9
Motorized transport equipment platform		614		565		(475)		(315)		139		250
Service carts on board		542		452		(416)		(368)		126		84
Electric power equipment		530		530		(345)		(295)		185		235
Total	US$	1,216,403	US$	765,103	US$	(411,793)	US$	(286,332)	US$	804,610	US$	478,771

(1) During the years ended December 31,2023, and 2022, the Company capitalized borrowing costs of US$21,901 and US$7,915, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$3,330 and US$21,591, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net balance as of December 31, 2021	US$	41,914	US$	1,246	US$	200	US$	1,252	US$	289	US$	56	US$	398	US$	223	US$	701	US$	114	US$	—	US$	253,826	US$	26,522	US$	127,861	US$	454,602
Additions		17,091		—		8		9		4		8		—		—		47		7		—		166,571		33,838		138,811		356,394
Disposals and transfers		(1,656)		—		—		(2)		—		—		—		(1)		—		—		—		(221,253)		(4,838)		—		(227,750)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		(13,676)		—		—		(13,676)
Other movements		—		107		(1)		67		(7)		—		7		1		4		—		—		(13)		(23,622)		23,448		(9)
Depreciation		(5,182)		(607)		(95)		(232)		(51)		(55)		(155)		(38)		(110)		(37)		—		—		—		(84,228)		(90,790)
As of December 31, 2022		52,167		746		112		1,094		235		9		250		185		642		84		—		185,455		31,900		205,892		478,771
Cost		110,959		7,564		1,409		2,997		530		429		565		582		1,131		452		—		185,455		31,900		421,130		765,103
Accumulated depreciation		(58,792)		(6,818)		(1,297)		(1,903)		(295)		(420)		(315)		(397)		(489)		(368)		—		—		—		(215,238)		(286,332)
Net balance as of December 31, 2022		52,167		746		112		1,094		235		9		250		185		642		84		—		185,455		31,900		205,892		478,771
Additions		93,868		8		6		58		—		6		1		6		166		—		—		230,439		17,693		139,830		482,081
Disposals and transfers		(675)		—		—		—		—		—		—		(1)		—		—		—		(45,085)		(1,529)		(122)		(47,412)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		18,571		—		—		18,571
Other movements		—		1,231		43		432		—		224		48		111		361		90		—		—		(20,929)		18,389		—
Depreciation		(10,321)		(493)		(76)		(253)		(50)		(57)		(160)		(46)		(133)		(48)		—		—		—		(115,764)		(127,401)
As of December 31, 2023		135,039		1,492		85		1,331		185		182		139		255		1,036		126		—		389,380		27,135		248,225		804,610
Cost		202,355		8,802		1,193		3,487		530		660		614		698		1,658		542		—		389,380		27,135		579,349		1,216,403
Accumulated depreciation		(67,316)		(7,310)		(1,108)		(2,156)		(345)		(478)		(475)		(443)		(622)		(416)		—		—		—		(331,124)		(411,793)
Net balance as of December 31, 2023	US$	135,039	US$	1,492	US$	85	US$	1,331	US$	185	US$	182	US$	139	US$	255	US$	1,036	US$	126	US$	—	US$	389,380	US$	27,135	US$	248,225	US$	804,610

a)During 2023 and 2022 the Company acquired nine engines (five NEO and four V2500) and two (NEO) spare engines, respectively, which were accounted for at cost for at total amount of US$85,182 and US$20,120, respectively. The Company identified the major components as separate parts at their respective cost. These major components of the engine are presented as part of the flight equipment and depreciated over their useful life.
b)During the years ended December 31, 2023 and 2022, the Company capitalized borrowing costs which amounted to US$21,901 and US$7,915, respectively (Note 23). The Company capitalizes the actual borrowing costs of the borrowings directly attributable to the constructions of aircraft and engines. For the years ended December 31, 2023 and 2022, the weighted rate of the direct borrowings used to determine the amount of borrowing costs was 8.85% and 5.34%, respectively.
c)Depreciation expense for the years ended December 31, 2023, 2022 and 2021, was US$127,401, US$90,790 and US$50,297, respectively. Depreciation expenses for the year are recognized as a component of operating expenses in the consolidated statements of operations.
d)In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The order included 14 A320CEO (“Current Engine Option Aircraft”) and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment the Company used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO. In July 2020, the Company amended the agreement with Airbus to reschedule the 80 aircraft deliveries between 2023 and 2028. In October 2020, the Company amended the agreement with Airbus to reschedule the remaining 18 fleet deliveries between 2020 and 2022.

In 2021, the Company amended the agreement with Airbus for the purchase of 39 A320 family aircraft to be delivered from 2023 to 2029. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement. Also, in this agreement the Company used its rights on the Airbus Purchase Agreement to convert twenty A320NEO into A321NEO.

In 2022, the Company amended the agreement with Airbus for the purchase of 25 A320 family aircraft to be delivered in 2030. The order includes only A321NEO aircraft. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircraft (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet. In April 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of two aircraft A320NEO.

On May 12, 2020, the Company entered into certain agreements with IAE, which included the purchase of the engines for 46 A320NEO and 34 A321NEO respectively, to be delivered between 2022 and 2028. This agreement also included the purchase of eleven firm spare engines for the A320NEO fleet to be received from 2022 to 2029.

In October 2021, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of thirteen aircraft (all A320NEO). This agreement also includes the purchase of one spare engine for the A320NEO fleet.

The Company received credit notes from P&W in December 2017 of US$3.1 million, which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2023, 2022 and 2021, the Company amortized a corresponding benefit from these credit notes of US$216, US$225 and US$241, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2023 and 2022, the amounts paid for aircraft and spare engine pre-delivery payments were of US$230.4 million and US$166.6 million, respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 141 Airbus A320 family aircraft during a period of eight years (from January 2024 to December 2030). The agreement provides for the addition of 141 Aircraft to its fleet as follows: 10 in 2024, 23 in 2025, 29 in 2026, 21 in 2027, 19 in 2028, 14 in 2029 and 25 to be delivered during 2030; considering that these deliveries are subject to potential delays notified by the manufacturer. Commitments to acquisitions of property and equipment are disclosed in Note 25.

During the years ended December 31, 2023, 2022 and 2021 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in gains of US$8,275, US$21,193 and US$9,668, respectively, these were recorded under the caption other operating income in the consolidated statement of operations, that represented only the amount of gains that relate to the rights transferred to the buyer-lessor. (Note 22).

e) During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of US$5 million in 2022 and US$1.5 million in 2017, which are amortized on a straight-line basis, prospectively during the term of the agreement. For the years ended December 31, 2023, 2022 and 2021, the Company amortized a corresponding benefit from these credit notes of US$519, US$452 and US$258, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

For the years ended December 31, 2023, 2022 and 2021, the Company did not record any impairment loss.